Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2013
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

10.Financial Instruments and Fair Value Disclosures

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties, a loan due from a related party, an investment in affiliate, marketable securities available for sale and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loans, interest rate swaps, accounts payable, amounts due to related parties and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loans and loan due from a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed in Note 9, in order to hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. In addition, the Company also limits its exposure by diversifying among customers. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month’s worth of estimated operating expenses. The Company places its cash and cash equivalents with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments. However, the Company limits its exposure by diversifying among counterparties considering their credit ratings.

(c) Fair value: The carrying values of trade accounts receivable, due from related parties, cash and cash equivalents, restricted cash, accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan and loan due from a related party approximate the recorded value, due to their variable interest rate.

When the interest rate swap contracts qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders’ equity, while any ineffective portion, if any, is recognized immediately in current period statement of comprehensive income / (loss). When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of comprehensive income / (loss).

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statements of comprehensive income / (loss) and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

		December 31, 2012	December 31, 2013
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$-	$(87,295)
Interest rate swaps	Current liabilities – Interest rate swaps	297,908	294,505
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	375,166	22,683
	Subtotal	$673,074	$229,893

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$887,811	$685,960
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	992,411	359,433
	Subtotal	$1,880,222	$1,045,393

Total derivatives		$2,553,296	$1,275,286

Effect of Derivative Instruments designated as hedging instruments

Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) – Effective Portion

	Year Ended December 31,
	2012	2013
Interest rate swaps	$(847,943)	$131,112
Total	$(847,943)	$131,112

Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) – Effective Portion

		Year Ended December 31,
		2012	2013
Interest rate swaps – Realized Loss	Interest and finance costs	$(174,869)	$(312,069)
Total		$(174,869)	$(312,069)

There was no ineffective portion of the gain / (loss) on the hedging instruments for the years ended December 31, 2012 and 2013.

Effect of Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2012	2013
Interest rate swaps – Fair value	Loss on derivatives, net	$2,017,297	$834,829
Interest rate swaps – Realized Loss	Loss on derivatives, net	(2,731,371)	(930,117)
Net loss on derivatives		$(714,074)	$(95,288)

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company’s interest rate swap agreements (refer to Note 9) is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s interest rate swaps as of December 31, 2012 and 2013.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2012	December 31, 2013
Interest rate swaps – asset	$-	$(87,295)
Interest rate swaps – liability	2,553,296	1,362,581
Total	$2,553,296	$1,275,286

Financial Instruments and Assets that are measured at fair value on a recurring basis - Continued

Marketable securities – shares of Korea Line Corporation (“KLC”):

On September 15, 2011, the Company entered into an agreement (“Settlement Agreement”) with KLC in relation to the early termination of the time charter dated March 17, 2008, as amended, in respect of the M/V Pearl Seas. The parties reached an agreement, where KLC admitted a liability, which would be settled in cash and in shares of KLC. In March 2013, the Seoul Central District Court approved an amended KLC rehabilitation plan. In addition, a 15-for-1 reverse stock split over the outstanding shares of KLC was approved (refer to Note 16).

On a reverse stock split adjusted basis, the number of KLC shares held by the Company was 7,413 and 65,896 as of December 31, 2012 and 2013, respectively. These marketable securities have readily determinable fair values and are classified as available for sale. Such marketable securities are measured subsequently at fair value in the accompanying consolidated balance sheets. Unrealized gains / (losses) from available for sale securities are excluded from the statement of comprehensive income / (loss) and are recognized in accumulated other comprehensive income / (loss) until realized.

From the initial measurement of the valuation of the 7,413 shares of KLC that the Company received on May 24, 2012, as part of the Settlement Agreement, a gain from marketable securities of $1,394,665 was recognized in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2012, with changes in the fair value of $980,430 recognized in accumulated other comprehensive income / (loss). The fair value of the KLC shares based on the respective closing price as of September 30, 2012, was $414,235. As of September 30, 2012, the Company recognized the change in the fair value of the KLC shares as other than temporary and therefore, a loss of $980,430 was recognized. The respective loss is included in gain from marketable securities, net in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2012, after reclassifying same from the Company’s other comprehensive income / (loss). The fair value of the KLC shares based on the respective closing price as of December 31, 2012, was $567,288. The change in the fair value of $153,053 was recognized in accumulated other comprehensive income / (loss).

Pursuant to the amended KLC rehabilitation plan, on May 9, 2013, 58,483 additional shares of KLC were issued to the Company, which would be secured at the Korean Securities Depository until November 10, 2013, increasing the total number of KLC shares held by the Company to 65,896 on a reverse stock split adjusted basis. Based on the closing price of KLC shares as of May 9, 2013, the fair value of the 58,483 additional KLC shares was $3,113,306, which was recognized as gain from marketable securities, net and is included in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2013.

The decline of the fair value of the total 65,896 KLC shares as of September 30, 2013 and December 31, 2013, based on the respective latest publicly available information, was considered as other than temporary and therefore an aggregate loss of $1,911,212 was recognized. The respective loss is included in gain from marketable securities, net in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2013, after reclassifying this amount from the Company’s other comprehensive income / (loss).

Financial Instruments and Assets that are measured at fair value on a recurring basis - Continued

Marketable securities – shares of Korea Line Corporation (“KLC”) - Continued

		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2012 Gain / (Loss)	2013 Gain / (Loss)
Marketable securities – Initial measurement	Gain on marketable securities, net	$1,394,665	$3,113,306
Marketable securities – Realized Loss	Gain on marketable securities, net	(980,430)	(1,911,212)
Net gain on marketable securities		$414,235	$1,202,094

The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the KLC shares as of December 31, 2012 and 2013.

Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2012	December 31, 2013
KLC Shares – Marketable Securities	$567,288	$1,616,329
Total	$567,288	$1,616,329

Financial Assets that are measured at fair value on a non-recurring basis

Investment in Box Ships Inc.:

For the year ended December 31, 2013, in accordance with the accounting guidance relating to loss in value of an investment that is other than a temporary decline, the Company recognized an impairment loss on its investment in Box Ships’ common shares.

The decline in the fair value of the investment in Box Ships based on the closing price of Box Ships’ common share as of September 30, 2013 and December 31, 2013, was considered as other than temporary and therefore an aggregate loss of $8,229,551 was recognized. The respective loss is included in loss on investment in affiliate in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2013.

The fair value of the investment in Box Ships is based on quoted prices of Box Ships share of stock (NYSE: TEU) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the Company’s investment in Box Ships as of December 31, 2013.

Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
Investment in equity affiliate – Box Ships Inc.	$11,309,375	$8,229,551

The fair value of the investment in Box Ships, based on the closing price of Box Ships’ common share on the NYSE on March 26, 2014, of $2.40, was $8,250,000.

As of December 31, 2012 and 2013, the Company did not have any other assets or liabilities measured at fair value on a non-recurring basis.